                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08916

Morgan Stanley Technology Fund
               (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
 (Address of principal executive offices)                (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2008

Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

NUMBER OF
  SHARES                                                               VALUE
----------                                                         -------------
              COMMON STOCKS (100.0%)
              Aerospace & Defense (6.1%)
   75,000     Goodrich Corp.                                       $   4,467,000
   75,000     Lockheed Martin Corp.                                    7,059,750
   70,000     Raytheon Co.                                             3,772,300
                                                                   -------------
                                                                      15,299,050
                                                                   -------------
              Biotechnology (9.1%)
   75,000     Celgene Corp.*                                           4,299,750
   70,000     Genentech, Inc.*                                         5,296,200
   70,000     Genzyme Corp.*                                           4,508,000
   90,000     Gilead Sciences, Inc.*                                   3,489,300
   70,000     Millipore Corp.* (a)                                     5,256,300
                                                                   -------------
                                                                      22,849,550
                                                                   -------------
              Computer Communications (7.4%)
  300,000     Cisco Systems, Inc.*                                     8,355,000
  115,000     Foundry Networks, Inc.* (a)                              1,915,900
  225,000     Juniper Networks, Inc.*                                  5,663,250
   60,000     Riverbed Technology, Inc.*                               2,629,200
                                                                   -------------
                                                                      18,563,350
                                                                   -------------
              Computer Peripherals (4.2%)
   21,000     Data Domain Inc.*                                          483,000
  415,000     EMC Corp.*                                               7,511,500
   85,000     Network Appliance, Inc.*                                 2,482,000
  192,300     Seagate Technology Inc. (b)                                      0
                                                                   ------------
                                                                      10,476,500
                                                                   -------------
              Computer Processing Hardware (7.9%)
   95,000     Apple Inc.*                                             11,593,800
  175,000     Dell Inc.*                                               4,996,250
   70,000     Hewlett-Packard Co.                                      3,123,400
                                                                   -------------
                                                                      19,713,450
                                                                   -------------
              Data Processing Services (3.6%)
   70,000     Automatic Data Processing, Inc.                          3,392,900
   70,000     DST Systems, Inc.* (a)                                   5,544,700
                                                                   -------------
                                                                       8,937,600
                                                                   -------------
              Electronic Components (0.9%)
   35,000     MEMC Electronic Materials, Inc.*                         2,139,200
                                                                   -------------
              Electronic Equipment/Instruments (1.1%)
   70,000     Agilent Technologies, Inc.*                              2,690,800
                                                                   -------------
              Electronic Production Equipment (5.6%)
  100,000     Applied Materials, Inc.                                  1,987,000
   75,000     Cadence Design Systems, Inc.*                            1,647,000
   75,000     KLA-Tencor Corp.                                         4,121,250
   75,000     Lam Research Corp.* (a)                                  3,855,000
   95,000     Synopsys, Inc.*                                          2,510,850
                                                                   -------------
                                                                      14,121,100
                                                                   -------------
              Information Technology Services (6.8%)
  100,000     Amdocs Ltd. (Guernsey)* (a)                              3,982,000
   75,000     Citrix Systems, Inc.*                                    2,525,250
   35,000     Cognizant Technology Solutions Corp. (Class A)*          2,628,150
   75,000     International Business Machines Corp.                    7,893,750
                                                                   -------------
                                                                      17,029,150
                                                                   -------------
              Internet Software/Services (6.6%)
   40,000     Akamai Technologies, Inc.*                               1,945,600
   32,700     Comscore Inc.*                                             757,005
   20,500     Google, Inc. (Class A)*                                 10,729,290

  115,000     Yahoo!, Inc.*                                            3,119,950
                                                                   -------------
                                                                      16,551,845
                                                                   -------------
              Medical Specialties (1.4%)
   70,000     Thermo Fisher Scientific, Inc.*                          3,620,400
                                                                   -------------
              Other Consumer Services (2.1%)
  160,000     eBay, Inc.*                                              5,148,800
                                                                   -------------
              Packaged Software (10.5%)
   90,000     Adobe Systems, Inc.*                                     3,613,500
   75,000     Autodesk, Inc.*                                          3,531,000
   80,000     BMC Software, Inc.*                                      2,424,000
   75,000     Cognos, Inc. (Canada)* (a)                               2,975,250
  200,000     McAfee Inc.*                                             7,040,000
  210,000     Oracle Corp.*                                            4,139,100
  125,000     Symantec Corp.*                                          2,525,000
                                                                   -------------
                                                                      26,247,850
                                                                   -------------
              Recreational Products (1.5%)
   80,000     Electronic Arts Inc.*                                    3,785,600
                                                                   -------------
              Semiconductors (13.1%)
   85,000     Altera Corp.                                             1,881,050
   80,000     Analog Devices, Inc.                                     3,011,200
   90,000     Broadcom Corp. (Class A)*                                2,632,500
   85,000     Cypress Semiconductor Corp.*                             1,979,650
  230,000     Intel Corp.                                              5,464,800
   85,000     Maxim Integrated Products, Inc.                          2,839,850
  100,000     National Semiconductor Corp. (a)                         2,827,000
   75,000     NVIDIA Corp.*                                            3,098,250
  185,000     Texas Instruments Inc.                                   6,961,550
   75,000     Xilinx, Inc.                                             2,007,750
                                                                   -------------
                                                                      32,703,600
                                                                   -------------
              Telecommunication Equipment (11.3%)
   85,000     Ciena Corp.* (a)                                         3,071,050
  290,000     Corning, Inc.*                                           7,409,500
   85,000     Nokia Corp. (ADR) (Finland)                              2,389,350
  235,000     QUALCOMM, Inc.                                          10,196,650
   25,500     Research In Motion Ltd. (Canada)*                        5,099,745
                                                                   -------------
                                                                      28,166,295
                                                                   -------------
              Wireless Telecommunications (0.8%)
   25,000     NII Holdings Inc.*                                       2,018,500
                                                                   -------------
              TOTAL COMMON STOCKS
                (Cost $225,538,869)                                $ 250,062,640
                                                                   -------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------

              SHORT-TERM INVESTMENT (8.5%)
              SHORT-TERM DEBT SECURITIES HELD AS
              COLLATERAL ON LOANED SECURITIES (8.5%)
     $609     AIG Match Funding Corp., 5.30%, 12/17/07 (b)                                                608,617
      435     Alliance and Leister PLC., 5.33%, 07/29/08 (c)                                              434,705
      212     Anglo Irish Bank Corp PLC., 5.35%, 07/09/07                                                 211,628
      217     Bancaja, 5.36%, 07/29/08 (c)                                                                217,353
       29     Banco Bilbao Viz Argentina, Madrid, 5.44%, 07/02/07 (c)                                      29,052
      217     Bank of New York Co., Inc. 5.32%, 07/29/08 (c)                                              217,353
      217     BASF AG, 5.36%, 07/18/08 (c)                                                                217,331
      435     Bear Stearns, 5.38%, 07/29/08 (c)                                                           434,705
      435     BNP Paribas Mtn., 5.35%, 07/29/08 (c)                                                       434,705
      869     CAM U.S. Finance SA Unipersonal, 5.36%, 07/29/08 (c)                                        869,411
      304     CIC NY, 5.30%, 09/04/07                                                                     304,283
      782     CIT Group Holdings Inc., 5.37%, 06/18/08 (c)                                                782,470
      435     Credit Suisse First Boston, NY, 5.32%, 03/14/08 (c)                                         434,705

      435     Dexia Bank NY, 5.32%, 09/28/07 (c)                                                          434,684
      869     Dresdner London, 5.42%, 07/02/07                                                            869,411
      443     Ebbets Funding LLC., 5.32%, 07/17/07                                                        443,398
              First Tennesee Bank,
      217        5.33%, 07/29/08 (c)                                                                      217,353
      869        5.34%, 07/29/08 (c)                                                                      869,330
      437     Glitner Bank HF, 5.35%, 07/20/07                                                            437,494
              Goldman Sachs Group, Inc.,
      217          5.37%, 07/29/08 (c)                                                                    217,353
      409          5.50%, 06/29/08 (c)                                                                    408,623
      870     IBM Corp., 5.29%, 07/29/08 (c)                                                              869,553
      217     HSBC Finance Corp., 5.33%, 07/29/08 (c)                                                     217,353
      435     Macquarie Bank Ltd., 5.34%, 07/29/08 (c)                                                    434,705
      436     Marshall & Ilsley Bank 5.37%, 12/17/07                                                      435,925
      261     Merrill Lynch & Co., 5.45%, 07/06/07 (c)                                                    260,823
      652     Metropolitan Life Global Funding, 5.31%, 07/29/08 (c)                                       652,058
      435     Natexis Banques Populaires NY, 5.33%, 09/07/07 (c)                                          434,705
      330     National Australia Bank Ltd., 5.31%, 07/29/08 (c)                                           330,376
      869     National Bank of Canada, 5.31%, 04/02/08 (c)                                                869,234
      217     National City Bank Cleveland, 5.32%, 09/18/07 (c)                                           217,349
      869     National Rural Utilities Coop., Fin., 5.33%, 07/29/08 (c)                                   869,411
      504     Nationwide Building Society, 5.44%, 06/27/08 (c)                                            504,258
      869     Norinchukin Bank , NY, 5.32%, 07/26/07                                                      869,411
      433     Old Line Funding, 5.32%, 07/24/07                                                           432,849
      429     RheinGold Secuirtization, 5.32%, 07/16/07                                                   429,380
              Scaldis Capital LLC,
      216        5.34%, 07/23/07                                                                          216,486
      350        5.34%, 07/20/07                                                                          350,395
    1,082     Sheffield Receivable Corp., 5.31%, 07/12/07                                               1,081,972
      435     Skandi New York, 5.32%, 07/29/08 (c)                                                        434,705
    1,043     Societe Generale, NY, 5.30%, 12/31/07 (c)                                                 1,043,132
      288     Ticonderoga Funding LLC, 5.34%, 07/25/07                                                    288,247
      478     Unicredito Deleware Inc., 5.33%, 07/29/08 (c)                                               478,200
      304     Unicredito Italiano Bank (IRE) Plc., 5.34%, 07/29/08 (c)                                    304,294
                                                                                                     ------------
              TOTAL SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES
                (Cost $21,118,785)                                                                     21,118,785
                                                                                                     ------------
              TOTAL INVESTMENTS
                (Cost $246,657,654)(d)                                                  108.5%        271,181,425
              LIABILITIES IN EXCESS OF OTHER ASSETS                                      (8.5)        (21,180,231)
                                                                                       -------       ------------
              NET ASSETS                                                                100.0%       $250,001,194
                                                                                       =======       ============

--------------------------
 ADR  American Depositary Receipt.

  *   Non-income producing security.

 (a)  All or a portion of these securities were on loan at June 30, 2007. The total value of the loaned securities and related collateral outstanding were $20,775,790 and $21,118,785, respectively.
 (b)  Security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
 (c)  Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rate shown are those in effect on June 30, 2007.

 (d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $32,312,452 and the aggregate gross unrealized depreciation is $7,788,681 resulting in net unrealized depreciation of
      $24,523,771.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's/Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust/Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the
Trust's/Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Technology Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 09, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 09, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 09, 2007

                                                                    Exhibit 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Technology Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 09, 2007
                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                                                    Exhibit 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Technology Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 09, 2007
                                                   /s/ Francis Smith
                                                   Francis Smith
                                                   Principal Financial Officer